UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
March 31, 2021

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

SHAREHOLDER LETTER
(Unaudited)

May 24, 2021
Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 32nd Anniversary
The Reynolds Blue Chip Growth Fund (the “Fund” or “Blue Chip Fund”) celebrated its 32nd anniversary last summer. It began operations on August 12, 1988.

Performance Highlights (March 31, 2021)(1)
The annualized average total returns of the Blue Chip Fund and S&P 500® Index for the 1-year, 5-year, and 10-year periods through March 31, 2021 were:

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	70.67%	17.34%	11.51%
S&P 500® Index(2)	56.35%	16.29%	13.91%

The Reynolds Blue Chip Growth Fund's return was 43.88% and the S&P 500® Index’s return was 18.40% in the twelve months ended December 31, 2020.  The Reynolds Blue Chip Growth Fund’s return was 13.55% and the S&P 500® Index’s return was 19.07% in the six months ended March 31, 2021. The Reynolds Blue Chip Growth Fund’s return was 1.25% and the S&P 500® Index’s return was 6.17% in the three months ended March 31, 2021.

(1)
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

(2)
The S&P 500® Index (“S&P”) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. It is not possible to invest directly in an index.

____________

As stated in the Prospectus dated January 31, 2021 the gross expense ratio of the Fund is 2.03% and net expense ratio of the Fund is 2.00%.  Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.
____________

Web Site
Our website is www.reynoldsfunds.com. On our website, you can access current information about your investment holdings. You must first request a personal identification number (“PIN”) by calling our shareholder service representatives at 1-800-773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Blue Chip Fund net asset value. Additional information available (PIN not needed) includes the top ten holdings, industry percentages, and quarterly updates of the returns of the Blue Chip Fund.

The Coronavirus
Economic growth has strengthened significantly in the last nine months after being weak last Spring due to the coronavirus. Much knowledge has been gained and much progress has been made in the last year regarding this virus. For example: (1) medical supplies have substantially increased, (2) much has been learned about treatment, (3) there have been important break throughs regarding antibodies and vaccines,

(4) we have FDA approvals of vaccines and antibody treatments, and (5) a very substantial number of vaccinations have been done. Monetary and fiscal stimulus are very strong to counter the economic effects of the virus.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 ended in the first quarter of 2020 due to effects caused by the coronavirus. The economy then began a recovery starting in the summer of 2020. The economy has been helped by among other things: (1) very strong government stimulus spending, (2) a very accommodative Federal Reserve, (3) much improved consumer confidence, and (4) a strong housing market. U.S. Gross Domestic Product (“GDP”) decreased -3.5% in 2020, after increasing 2.2% in 2019, 2.9% in 2018, and 2.5% in 2017. GDP is estimated to have increased at an inflation-adjusted annual rate of 6.4% in the quarter ended March 31, 2021 after increasing 4.3% in the quarter ended December 31, 2020.  GDP is forecasted to increase 9.8% in the quarter ended June 30, 2021. GDP is forecasted to increase 7.0% in calendar 2021. The unemployment rate was 8.1% in 2020, 3.7% in 2019, 3.9% in 2018, and 4.4% in 2017. Unemployment was 6.2% in the quarter ended March 31, 2021 after being 6.8% in the quarter ended December 31, 2020. Unemployment is forecasted to be 5.8% in the quarter ended June 30, 2021. Unemployment is forecasted to average 5.5% for 2021.

U.S. inflation, as measured by the Consumer Price Index, increased 1.2% in 2020, 1.8% in 2019, 2.4% in 2018, and 2.1% in 2017.  Inflation increased at an annualized rate of 1.9% in the quarter ended March 31, 2021 after increasing at an annualized rate of 1.2% in the quarter ended December 31, 2020. Inflation is forecasted to increase at an annualized rate of 4.0% in the quarter ended June 30, 2021.  Inflation is estimated to increase 3.3% for the year ended December 31, 2021.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Blue Chip Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Blue Chip Fund is to emphasize investment in worldwide “Blue Chip” growth companies. These companies are defined as companies with a minimum market capitalization of U.S. $1 billion. In the long-term, these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.

Sector Breakdown(1)(2)(3) as of March 31, 2021

(1)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(2)
For presentation purposes within the Fund’s shareholder letter, the Fund has grouped the industry categories by sector.  For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications for financial reporting within its Schedule of Investments.

(3)	Percentages are based on net assets. Sum of sectors shown is greater than 100% due to other assets and liabilities, net of (6.0)%.

Low Long-Term Interest Rates are a Positive for Stock Valuations
Long-term U.S. interest rates are at lower than normal levels. Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence.

(2)	Long-term borrowing costs of individuals are lower which usually increases consumer confidence.

(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest rates are low.

For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Blue Chip Fund shareholders to automatically access their current account information: Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Statements summarizing the Blue Chip Fund accounts held by a shareholder are sent quarterly. In addition, Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements sent for the Blue Chip Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans: All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan: There is no charge to automatically debit your checking account to invest in the Blue Chip Fund ($50 minimum) at periodic intervals to make automatic purchases. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund as often as monthly and send a check to you or transfer funds to your bank account.

NASDAQ symbol: Reynolds Blue Chip Growth Fund – RBCGX

Portfolio Manager: Frederick Reynolds is the portfolio manager of the Blue Chip Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Blue Chip Fund is No-Load: No front-end sales commissions or deferred sales charges (“loads”) are charged. Some mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund is No-Load as it does not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Smaller and Medium Capitalization Companies Risk – The Fund invests in smaller and medium capitalization companies, which involve additional risks such as limited liquidity and greater price volatility.

Foreign Securities Risk – The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and different accounting methods.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, High Portfolio Turnover Risk and Liquidity Risk. For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2021.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at www.reynoldsfunds.com and on the website of the Commission at http://www.sec.gov no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the website of the Commission at http://www.sec.gov.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-773-9665 or by sending an email request to freynolds@reynoldsfunds.com.

Distributed by Rafferty Capital Markets, LLC

Reynolds Blue Chip Growth Fund
EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period
	3/31/21	10/1/20	3/31/21	10/1/20-3/31/21(1)
Actual Expenses(2)	1.86%	$1,000.00	$1,135.50	$9.90
Hypothetical Example for Comparison Purposes
(5% return before expenses)	1.86%	$1,000.00	$1,015.63	$9.35

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual return of 13.55% for the six month-period ended March 31, 2021.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

ASSETS:
Investments in securities, at value (cost $59,221,299)	$77,870,912
Cash	54
Receivable from investments sold	778,814
Receivable from shareholders for purchases	100,210
Dividends and interest receivable	21,872
Prepaid expenses	23,328
Total assets	78,795,190
LIABILITIES:
Payable for investments purchased	5,161,442
Payable to adviser for management fees	62,880
Payable for distribution and service fees	10,515
Other liabilities	74,878
Total liabilities	5,309,715
NET ASSETS	$73,485,475
NET ASSETS CONSIST OF:
Capital stock, $0.01 par value; 40,000,000 shares authorized; 1,033,466 shares outstanding	$39,687,214
Distributable earnings	33,798,261
Net assets	$73,485,475
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($73,485,475 ÷ 1,033,466 shares outstanding)	$71.11

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%

Aerospace & Defense — 0.4%
The Boeing Company (n)	400	$101,888
General Dynamics Corp.	300	54,468
Lockheed Martin Corp.	100	36,950
Teledyne Technologies, Inc. (n)	150	62,047
Textron, Inc.	700	39,256
		294,609
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	200	21,538
FedEx Corp.	1,100	312,444
United Parcel Service, Inc., Class B	1,300	220,987
XPO Logistics, Inc. (n)	1,400	172,620
		727,589
Airlines — 0.6%
Alaska Air Group, Inc. (n)	500	34,605
Delta Air Lines, Inc. (n)	2,900	140,012
Hawaiian Holdings, Inc. (n)	1,000	26,670
Southwest Airlines Company (n)	2,500	152,650
United Airlines Holdings, Inc. (n)	1,500	86,310
		440,247
Automobiles — 2.2%
Ford Motor Company (n)	3,000	36,750
Tesla, Inc. (n)	2,350	1,569,636
		1,606,386
Banks — 1.2%
Bank of America Corp.	2,700	104,463
Citigroup, Inc.	1,200	87,300

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Banks — 1.2% (Continued)
Fifth Third Bancorp	900	$33,705
JPMorgan Chase & Company	2,500	380,575
KeyCorp	1,700	33,966
FRegions Financial Corp.	2,000	41,320
Signature Bank	200	45,220
Truist Financial Corp.	2,300	134,136
Webster Financial Corp.	200	11,022
Wells Fargo & Company	1,000	39,070
		910,777
Beverages — 0.1%
Keurig Dr Pepper, Inc.	1,400	48,118
PepsiCo, Inc.	200	28,290
		76,408
Biotechnology — 1.7%
AbbVie, Inc.	3,300	357,126
Amgen, Inc.	900	223,929
BioCryst Pharmaceuticals, Inc. (n)	1,700	17,289
Biogen, Inc. (n)	250	69,937
BioNTech SE — ADR (n)	300	32,757
CRISPR Therapeutics AG (n)	500	60,925
Exact Sciences Corp. (n)	400	52,712
Halozyme Therapeutics, Inc. (n)	500	20,845
Intercept Pharmaceuticals, Inc. (n)	400	9,232
Neurocrine Biosciences, Inc. (n)	200	19,450
Novavax, Inc. (n)	250	45,328
Regeneron Pharmaceuticals, Inc. (n)	500	236,570
Sarepta Therapeutics, Inc. (n)	300	22,359
Seagen, Inc. (n)	450	62,487
United Therapeutics Corp. (n)	200	33,454
Vaxart, Inc. (n)	3,200	19,360
		1,283,760
Building Products — 0.1%
Johnson Controls International PLC	1,200	71,604

Capital Markets — 1.7%
The Blackstone Group, Inc.	3,000	223,590
The Charles Schwab Corp.	4,800	312,864
Futu Holdings Ltd. — ADR (n)	400	63,528
The Goldman Sachs Group, Inc.	400	130,800
Interactive Brokers Group, Inc., Class A	600	43,824
Invesco Ltd.	2,400	60,528
Morgan Stanley	2,400	186,384
Morningstar, Inc.	300	67,512
State Street Corp.	1,100	92,411
T. Rowe Price Group, Inc.	500	85,800
		1,267,241
Chemicals — 0.7%
Air Products and Chemicals, Inc.	150	42,201
Dow, Inc.	900	57,546
DuPont de Nemours, Inc.	1,200	92,736
Ecolab, Inc.	200	42,814
International Flavors & Fragrances, Inc.	1,000	139,610
LyondellBasell Industries N.V., Class A	500	52,025
PPG Industries, Inc.	600	90,156
Westlake Chemical Corp.	200	17,758
		534,846
Commercial Services & Supplies — 0.5%
Copart, Inc. (n)	900	97,749
Waste Connections, Inc.	1,200	129,576
Waste Management, Inc.	1,100	141,922
		369,247
Communications Equipment — 1.4%
Cisco Systems, Inc.	5,600	289,576
F5 Networks, Inc. (n)	500	104,310
Infinera Corp. (n)	1,500	14,445
Motorola Solutions, Inc.	300	56,415
NetScout Systems, Inc. (n)	1,200	33,792
Ubiquiti, Inc.	1,800	536,940
		1,035,478
Construction & Engineering — 0.1%
EMCOR Group, Inc.	400	44,864

Consumer Finance — 0.3%
American Express Company	300	42,432
Capital One Financial Corp.	400	50,892
Discover Financial Services	700	66,493
SLM Corp.	900	16,173
Upstart Holdings, Inc. (n)	300	38,658
		214,648
Diversified Consumer Services — 0.2%
New Oriental Education &
Technology Group, Inc. — ADR (n)	6,000	84,000
TAL Education Group — ADR (n)	400	21,540
WW International, Inc. (n)	900	28,152
		133,692

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (n)	1,600	$408,752

Electrical Equipment — 0.4%
ABB Ltd. — ADR	1,200	36,564
Eaton Corp. PLC	400	55,312
Plug Power, Inc. (n)	1,400	50,176
Sunrun, Inc. (n)	1,900	114,912
		256,964
Electronic Equipment,
Instruments & Components — 0.7%
Amphenol Corp., Class A	1,200	79,164
Coherent, Inc. (n)	300	75,867
Keysight Technologies, Inc. (n)	300	43,020
TE Connectivity Ltd.	2,000	258,220
Zebra Technologies Corp., Class A (n)	100	48,518
		504,789
Energy Equipment & Services — 0.0%
Schlumberger N.V.	900	24,471

Entertainment — 3.9%
Activision Blizzard, Inc.	500	46,500
Bilibili, Inc. — ADR (n)	800	85,648
Electronic Arts, Inc.	700	94,759
iQIYI, Inc. — ADR (n)	1,100	18,282
NetEase, Inc. — ADR	400	41,304
Netflix, Inc. (n)	3,250	1,695,395
Roku, Inc. (n)	950	309,481
Spotify Technology SA (n)	550	147,373
Tencent Music Entertainment
Group — ADR (n)	500	10,245
The Walt Disney Company (n)	2,400	442,848
		2,891,835
Equity Real Estate Investment Trusts — 0.3%
American Tower Corp.	200	47,812
Kimco Realty Corp.	2,100	39,375
Simon Property Group, Inc.	700	79,639
Ventas, Inc.	400	21,336
		188,162
Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings, Inc. (n)	1,000	44,860
Casey’s General Stores, Inc.	200	43,238
Costco Wholesale Corp.	2,400	845,952
Walgreens Boots Alliance, Inc.	800	43,920
Walmart, Inc.	8,400	1,140,972
		2,118,942
Food Products — 0.3%
The J.M. Smucker Company	700	88,571
The Kraft Heinz Company	1,700	68,000
McCormick & Company, Inc.	400	35,664
		192,235
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,100	131,824
Baxter International, Inc.	1,100	92,774
Becton, Dickinson and Company	200	48,630
Dentsply Sirona, Inc.	600	38,286
Edwards Lifesciences Corp. (n)	500	41,820
Intuitive Surgical, Inc. (n)	600	443,364
Medtronic PLC	1,500	177,195
Novocure Ltd. (n)	900	118,962
Stryker Corp.	200	48,716
		1,141,571
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	800	94,456
Centene Corp. (n)	700	44,737
CVS Health Corp.	800	60,184
Fulgent Genetics, Inc. (n)	200	19,324
HCA Healthcare, Inc.	400	75,336
Laboratory Corp. of America Holdings (n)	600	153,018
McKesson Corp.	200	39,008
Quest Diagnostics, Inc.	900	115,506
Tenet Healthcare Corp. (n)	400	20,800
UnitedHealth Group, Inc.	250	93,017
Universal Health Services, Inc., Class B	300	40,017
		755,403
Health Care Technology — 0.2%
Schrodinger, Inc. (n)	700	53,403
Teladoc Health, Inc. (n)	236	42,893
Veeva Systems, Inc., Class A (n)	200	52,248
		148,544
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A (n)	250	46,985
Brinker International, Inc. (n)	600	42,636
Chipotle Mexican Grill, Inc. (n)	500	710,410
Darden Restaurants, Inc.	900	127,800
Dine Brands Global, Inc. (n)	200	18,006
DraftKings, Inc., Class A (n)	900	55,197
Hilton Worldwide Holdings, Inc. (n)	300	36,276
Hyatt Hotels Corp., Class A (n)	1,400	115,780
Marriott International, Inc., Class A (n)	500	74,055
McDonald’s Corp.	850	190,519

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Hotels, Restaurants
& Leisure — 2.7% (Continued)
MGM Resorts International	1,400	$53,186
Penn National Gaming, Inc. (n)	800	83,872
Restaurant Brands International, Inc.	700	45,500
Starbucks Corp.	2,600	284,102
Travel + Leisure Company	800	48,928
Yum! Brands, Inc.	800	86,544
		2,019,796
Household Durables — 0.6%
DR Horton, Inc.	800	71,296
iRobot Corp. (n)	900	109,962
KB Home	1,100	51,183
Lennar Corp., Class A	400	40,492
Newell Brands, Inc.	1,400	37,492
Sonos, Inc. (n)	400	14,988
Sony Corp. — ADR	400	42,404
Tempur Sealy International, Inc.	300	10,968
Toll Brothers, Inc.	700	39,711
		418,496
Household Products — 0.1%
Kimberly-Clark Corp.	200	27,810
The Procter & Gamble Company	300	40,629
		68,439
Industrial Conglomerates — 0.2%
3M Company	400	77,072
General Electric Company	3,900	51,207
Honeywell International, Inc.	200	43,414
		171,693
Insurance — 0.1%
The Travelers Companies, Inc.	300	45,120

Interactive Media & Services — 14.3%
Alphabet, Inc., Class A (n)	1,500	3,093,780
Alphabet, Inc., Class C (n)	1,600	3,309,808
Baidu, Inc. — ADR (n)	5,500	1,196,525
Facebook, Inc., Class A (n)	5,050	1,487,377
JOYY, Inc. — ADR	400	37,492
Match Group, Inc. (n)	1,740	239,041
Pinterest, Inc., Class A (n)	700	51,821
Snap, Inc., Class A (n)	700	36,603
TripAdvisor, Inc. (n)	3,500	188,265
Twitter, Inc. (n)	1,300	82,719
Yandex N.V., Class A (n)	500	32,030
Yelp, Inc. (n)	900	35,100
Zillow Group, Inc., Class C (n)	5,800	751,912
		10,542,473
Internet & Direct Marketing Retail — 14.6%
Alibaba Group Holding Ltd. — ADR (n)	9,100	2,063,243
Amazon.com, Inc. (n)	2,200	6,806,976
Booking Holdings, Inc. (n)	250	582,460
DoorDash, Inc., Class A (n)	200	26,226
eBay, Inc.	800	48,992
Etsy, Inc. (n)	250	50,417
Expedia Group, Inc. (n)	3,550	611,026
JD.com, Inc. — ADR (n)	1,100	92,763
MercadoLibre, Inc. (n)	100	147,214
Pinduoduo, Inc. — ADR (n)	400	53,552
Stitch Fix, Inc., Class A (n)	900	44,586
Wayfair, Inc., Class A (n)	700	220,325
		10,747,780
IT Services — 5.5%
Akamai Technologies, Inc. (n)	3,000	305,700
Automatic Data Processing, Inc.	400	75,388
DXC Technology Company (n)	1,400	43,764
Euronet Worldwide, Inc. (n)	900	124,470
Fidelity National Information Services, Inc.	300	42,183
Fiserv, Inc. (n)	2,200	261,888
Gartner, Inc. (n)	300	54,765
International Business Machines Corp.	1,100	146,586
Marathon Digital Holdings, Inc. (n)	2,300	110,446
Mastercard, Inc., Class A	950	338,247
Okta, Inc. (n)	200	44,086
Paychex, Inc.	3,400	333,268
PayPal Holdings, Inc. (n)	1,800	437,112
Shopify, Inc., Class A (n)	200	221,300
Square, Inc., Class A (n)	1,850	420,043
StoneCo Ltd., Class A (n)	200	12,244
Twilio, Inc., Class A (n)	350	119,266
Visa, Inc., Class A	3,800	804,574
Wix.com Ltd. (n)	450	125,649
		4,020,979
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	500	63,570
Bionano Genomics, Inc. (n)	3,000	24,240
PerkinElmer, Inc.	400	51,316
Repligen Corp. (n)	600	116,646

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Life Sciences Tools
& Services — 0.6% (Continued)
Thermo Fisher Scientific, Inc.	200	$91,276
Waters Corp. (n)	200	56,834
		403,882
Machinery — 0.6%
Caterpillar, Inc.	500	115,935
Cummins, Inc.	200	51,822
Deere & Company	500	187,070
Illinois Tool Works, Inc.	300	66,456
Ingersoll Rand, Inc. (n)	900	44,289
		465,572
Media — 0.2%
Comcast Corp., Class A	200	10,822
Discovery, Inc., Class A (n)	1,200	52,152
ViacomCBS, Inc., Class B	1,700	76,670
		139,644
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. (n)	1,200	39,516
Newmont Corp.	800	48,216
Royal Gold, Inc.	200	21,524
		109,256
Multiline Retail — 1.0%
Dollar General Corp.	400	81,048
Dollar Tree, Inc. (n)	1,300	148,798
Macy’s, Inc. (n)	4,100	66,379
Target Corp.	2,200	435,754
		731,979
Multi-Utilities — 0.1%
Dominion Energy, Inc.	500	37,980

Oil, Gas & Consumable Fuels — 0.3%
Denbury, Inc. (n)	1,000	47,890
EOG Resources, Inc.	600	43,518
Marathon Oil Corp.	4,500	48,060
Texas Pacific Land Corp.	50	79,472
		218,940
Pharmaceuticals — 1.3%
Cronos Group, Inc. (n)	3,400	32,164
Eli Lilly & Company	500	93,410
Johnson & Johnson	3,200	525,920
Merck & Company, Inc.	2,300	177,307
Tilray, Inc., Class 2 (n)	1,600	36,368
Viatris, Inc. (n)	645	9,011
Zoetis, Inc.	450	70,866
		945,046
Professional Services — 0.8%
Jacobs Engineering Group, Inc.	700	90,489
Upwork, Inc. (n)	2,900	129,833
Verisk Analytics, Inc.	2,200	388,718
		609,040
Real Estate Management
& Development — 0.5%
Redfin Corp. (n)	6,000	399,540

Road & Rail — 0.8%
CSX Corp.	500	48,210
J.B. Hunt Transport Services, Inc.	1,150	193,281
Norfolk Southern Corp.	300	80,556
Old Dominion Freight Line, Inc.	300	72,123
Saia, Inc. (n)	350	80,703
Uber Technologies, Inc. (n)	800	43,608
Union Pacific Corp.	400	88,164
		606,645
Semiconductors & Semiconductor
Equipment — 7.6%
Advanced Micro Devices, Inc. (n)	600	47,100
Analog Devices, Inc.	1,250	193,850
Applied Materials, Inc.	1,000	133,600
Broadcom, Inc.	100	46,366
Cree, Inc. (n)	500	54,065
Entegris, Inc.	800	89,440
Lam Research Corp.	150	89,286
Marvell Technology Group Ltd.	4,800	235,104
Micron Technology, Inc. (n)	500	44,105
NVIDIA Corp.	5,200	2,776,436
NXP Semiconductors N.V.	2,850	573,819
Qorvo, Inc. (n)	900	164,430
QUALCOMM, Inc.	2,300	304,957
Skyworks Solutions, Inc.	1,800	330,264
SolarEdge Technologies, Inc. (n)	300	86,232
Synaptics, Inc. (n)	300	40,626
Taiwan Semiconductor Manufacturing
Company Ltd. — ADR	900	106,452
Teradyne, Inc.	1,400	170,352
Texas Instruments, Inc.	550	103,944
		5,590,428

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Software — 8.7%
2U, Inc. (n)	200	$7,646
Adobe, Inc. (n)	650	308,990
Autodesk, Inc. (n)	1,050	291,007
Box, Inc., Class A (n)	1,400	32,144
Cadence Design Systems, Inc. (n)	1,800	246,582
Citrix Systems, Inc.	200	28,072
Cloudera, Inc. (n)	1,100	13,387
Coupa Software, Inc. (n)	150	38,172
Crowdstrike Holdings, Inc., Class A (n)	600	109,506
CyberArk Software Ltd. (n)	400	51,736
DocuSign, Inc. (n)	300	60,735
Dropbox, Inc., Class A (n)	1,100	29,326
Five9, Inc. (n)	200	31,266
Fortinet, Inc. (n)	500	92,210
fuboTV, Inc. (n)	900	19,908
Guidewire Software, Inc. (n)	200	20,326
Intuit, Inc.	350	134,071
Microsoft Corp.	4,100	966,657
MicroStrategy, Inc., Class A (n)	100	67,880
Nice Ltd. — ADR (n)	200	43,594
Oracle Corp.	2,200	154,374
Palantir Technologies, Inc., Class A (n)	900	20,961
Palo Alto Networks, Inc. (n)	700	225,442
Salesforce.com, Inc. (n)	10,300	2,182,261
Slack Technologies, Inc., Class A (n)	2,000	81,260
Synopsys, Inc. (n)	200	49,556
The Trade Desk, Inc., Class A (n)	150	97,749
Unity Software, Inc. (n)	200	20,062
Varonis Systems, Inc. (n)	1,800	92,412
VMware, Inc., Class A (n)	2,750	413,737
Workday, Inc., Class A (n)	650	161,480
Zoom Video Communications, Inc., Class A (n)	950	305,226
		6,397,735
Specialty Retail — 9.1%
Academy Sports & Outdoors, Inc. (n)	1,200	32,388
AutoNation, Inc. (n)	200	18,644
AutoZone, Inc. (n)	200	280,860
Best Buy Company, Inc.	7,300	838,113
Carvana Company (n)	200	52,480
Dick’s Sporting Goods, Inc.	600	45,690
The Gap, Inc. (n)	1,200	35,736
The Home Depot, Inc.	5,550	1,694,137
L Brands, Inc. (n)	600	37,116
Lowe’s Companies, Inc.	10,700	2,034,926
O’Reilly Automotive, Inc. (n)	100	50,725
Rent-A-Center, Inc.	200	11,532
RH (n)	1,400	835,240
Ross Stores, Inc.	1,000	119,910
The TJX Companies, Inc.	3,100	205,065
Tractor Supply Company	1,100	194,788
Ulta Beauty, Inc. (n)	150	46,376
Williams-Sonoma, Inc.	700	125,440
		6,659,166
Technology Hardware,
Storage & Peripherals — 3.1%
Apple, Inc.	14,000	1,710,100
Dell Technologies, Inc., Class C (n)	2,700	238,005
HP, Inc.	5,100	161,925
Logitech International SA	400	41,800
NetApp, Inc.	600	43,602
Seagate Technology PLC	1,200	92,100
		2,287,532
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc. (n)	1,450	444,730
NIKE, Inc., Class B	1,700	225,913
Ralph Lauren Corp. (n)	700	86,212
		756,855
Trading Companies & Distributors — 0.3%
Fastenal Company	700	35,196
United Rentals, Inc. (n)	450	148,190
		183,386
Water Utilities — 0.1%
American Water Works Company, Inc.	300	44,976
TOTAL COMMON STOCKS
(cost $53,615,829)		72,265,442

RIGHTS — 0.0%

Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0
TOTAL RIGHTS
(cost $0)		0

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2021 (Unaudited)

	Shares	Value
MONEY MARKET FUND — 7.6%
First American Government Obligations
Fund, Class X, 0.04% (y)	5,605,470	$5,605,470
TOTAL MONEY MARKET FUND
(cost $5,605,470)		5,605,470
TOTAL INVESTMENTS — 106.0%
(cost $59,221,299)		77,870,912
Other assets and liabilities, net — (6.0)%		(4,385,437)
TOTAL NET ASSETS — 100.0%		$73,485,475

Percentages for the various classifications are based on net assets.
(f) –
Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  Value determined using significant unobservable inputs. See Note (1)(a) in the Notes to Financial Statements.

(n) –	Non-income producing security.
(y) –	Rate shown in the 7-day effective yield as of March 31, 2021.
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $179)	$256,677
Interest	377
Total investment income	257,054
EXPENSES:
Management fees (See Note 2)	369,444
Administration fees and expenses	47,444
Distribution and service fees	46,826
Transfer agent fees and expenses	41,926
Insurance expense	31,055
Professional fees and expenses	26,459
Shareholder servicing fees	25,861
Accounting fees and expenses	22,102
Custodian fees and expenses	21,826
Registration fees	15,790
Board of Directors fees	13,962
Chief Compliance Officer fees	12,714
Printing and postage expenses	8,047
Other expenses	3,715
Total expenses	687,171
NET INVESTMENT LOSS	(430,117)
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	17,158,342
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(7,562,112)
NET GAIN ON INVESTMENTS	9,596,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,166,113

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended March 31, 2021 (Unaudited) and For the Year Ended September 30, 2020

	2021	2020
OPERATIONS:
Net investment loss	$(430,117)	$(746,831)
Net realized gain on investments and foreign currency transactions	17,158,342	9,258,558
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,562,112)	12,068,409
Net increase in net assets resulting from operations	9,166,113	20,580,136
DISTRIBUTIONS TO SHAREHOLDERS	(6,765,323)	(2,758,294)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (19,173 and 29,227 shares, respectively)	1,374,898	1,583,395
Net asset value of shares issued in distributions reinvested (95,662 and 50,374 shares, respectively)	6,601,644	2,685,932
Cost of shares redeemed (77,892 and 213,196 shares, respectively)	(5,609,669)	(11,553,297)
Net increase (decrease) in net assets derived from Fund share activities	2,366,873	(7,283,970)
TOTAL INCREASE IN NET ASSETS	4,767,663	10,537,872
NET ASSETS AT THE BEGINNING OF THE PERIOD	68,717,812	58,179,940
NET ASSETS AT THE END OF THE PERIOD	$73,485,475	$68,717,812

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	For the Six
	Months Ended
	March 31, 2021	Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$68.96	$51.48	$68.35	$57.33	$53.65	$56.84
Income from investment operations:
Net investment loss(1)	(0.42)	(0.70)	(0.61)	(0.84)	(0.46)	(0.49)
Net realized and unrealized gains (losses) on investments	9.54	20.69	(6.83)	16.46	8.57	0.94
Total from investment operations	9.12	19.99	(7.44)	15.62	8.11	0.45
Less distributions:
Distributions from net capital gains	(6.97)	(2.51)	(9.43)	(4.60)	(4.43)	(3.64)
Net asset value, end of period	$71.11	$68.96	$51.48	$68.35	$57.33	$53.65
TOTAL RETURN	13.55%	40.26%	-8.58%	28.88%	16.44%	0.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$73,485	$68,718	$58,180	$79,194	$69,494	$80,461
Ratio of expenses to average net assets, net of reimbursement	1.86%	2.00%	2.00%	1.96%	1.97%	1.86%
Ratio of expenses to average net assets, before reimbursement	1.86%	2.03%	2.02%	1.96%	1.97%	1.86%
Ratio of net investment loss to average net assets	(1.16%)	(1.25%)	(1.16%)	(1.36%)	(0.87%)	(0.90%)
Portfolio turnover rate	199%	263%	464%	476%	343%	491%

(1)	Amount calculated based on average shares outstanding through the period.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the prospectus.

(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2021 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2021, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1—	Common Stocks*	$72,265,442
	Money Market Fund	5,605,470
	Total Level 1	77,870,912
Level 2—	None	—
Level 3—	Rights	0
	Total	$77,870,912

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2021 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary reason for this adjustment is because of equalization. For the year ended September 30, 2020, the following table shows the reclassifications made:

Capital Stock	Distributable Earnings
$649,861	$(649,861)

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2020. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2021, open Federal tax years include the tax years ended September 30, 2017 through 2020. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2021, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)  The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance.  The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.

(i)  Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2021 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(j)  The recent global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

(2)	Investment Advisory Agreement and Transactions With Related Parties —

The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets.

The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. No such reimbursements were required for the six months ended March 31, 2021.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.

(4)	Investment Transactions —

For the six months ended March 31, 2021, purchases and proceeds of sales of investment securities (excluding short-term securities) were $139,590,417 and $146,254,165, respectively.  There were no purchases or sales of U.S. Government securities.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2021 (Unaudited)

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2020:

Tax cost of investments	$46,797,195
Gross tax unrealized appreciation	$26,426,819
Gross tax unrealized depreciation	(1,794,655)
Net unrealized appreciation/depreciation	24,632,164
Distributable ordinary income	648,248
Distributable long-term capital gains	6,117,059
Other accumulated gain (loss)	—
Total distributable earnings	$31,397,471

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the six months ended March 31, 2021 and the year ended September 30, 2020:

Six Months Ended March 31, 2021		Year Ended September 30, 2020
Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
Distributions	Gains Distributions	Distributions	Gains Distributions
$648,257	$6,117,066	$ —	$2,758,294

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2020.

As of September 30, 2020, the Fund did not have a post-October capital loss, a late year ordinary loss or a capital loss carryforward.

(6)	Subsequent Events —

Management has evaluated events and transactions after March 31, 2021 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT
(Unaudited)

On November 18, 2020, the Board of Directors of the Company (the “Directors”) approved the continuation of the advisory agreement for the Fund with the Adviser. As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; detailed comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of the advisory agreement.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the advisory agreement. The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser.

•	A comparison of the fees and expenses of the Fund to other similar funds.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Fund.

•	The costs and profitability of the Fund to the Adviser.

•	The performance of the Fund.

•	The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Board, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolio of the Fund, directing the day-to-day management of the Fund’s portfolio, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the Adviser and the resources required to implement the process.

Management noted that in employing its strategy, the Adviser conducts research on target companies and engages in ongoing oversight over the portfolio to address developments in the market. The Directors then discussed staffing at the Adviser, and concluded that the Adviser is sufficiently staffed to meet the investment objectives of the Fund.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

The Directors also considered the background and experience of Mr. Reynolds and expertise of, and the amount of attention given to the Fund by, Mr. Reynolds. In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Fund, and they noted that their overall confidence in the Adviser is high. The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund. Management reviewed with the Directors the comparison of the Fund’s expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the material presented at the meeting. The Directors concluded that the Fund’s fee structure is comparable to the Morningstar categories, and is reasonable.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for institutional separate accounts and those performed by the Adviser for the Fund. The Adviser noted that the management of the Fund involves more comprehensive and substantive duties than the management of institutional separate accounts. Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•
With regard to the Fund, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•	The Adviser faces substantially greater litigation risk than other accounts the Adviser manages due in part to the large number of retail shareholders.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than the services performed by the Adviser for institutional separate accounts, and that the services performed by the Adviser for the Fund present a higher level of compliance and litigation risk to the Adviser. Based on this determination, the Directors believe that any differential in advisory fees between the Fund and the institutional separate accounts is reasonable, and concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Fund invest through brokerage platforms (intermediaries), with fewer investors going directly to the Fund’s transfer agent. The Directors noted that in connection with the intermediaries, the Adviser absorbs a portion of the fees paid by the Fund for services performed by the intermediaries. As result, the cost of obtaining, retaining and servicing shareholders for the Fund is significantly higher than the costs for separately managed accounts. The Directors concluded that the payment of the intermediary service fees by the Adviser further justify any differential in advisory fees between the Fund and the institutional separate account.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Fund. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Fund’s assets grow.

The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time, as the Fund was not recognizing economies of scale.

Costs and Profitability

The Directors discussed the Adviser’s profitability, as presented by Mr. Reynolds, and the impact of the intermediary service fees on the profitability. They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund, and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable.

Performance

Mr. Reynolds discussed the performance of the Fund for different time periods compared both to various benchmark indices. The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Fund to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Adviser manages the Fund in a manner that is materially consistent with their stated investment objective and style. The Directors concluded that the Fund’s investment performance has generally been good and had confidence in the management of the Fund.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee). The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Fund. The Directors determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the material presented at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the advisory agreement.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the advisory agreement.

Reynolds Blue Chip Growth Fund
PRIVACY POLICY
(Unaudited)

We collect the following nonpublic personal information about you:

•	Information we receive from you on or in applications or other forms, correspondence or conversations.

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

HOUSEHOLDING
(Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-773-9665 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

QUALIFIED DIVIDEND INCOME/DIVIDEND RECEIVED DEDUCTION
(Unaudited)

The Fund designated 0% of dividends declared and paid during the year ended September 30, 2020 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund.  The Fund designated 0% of dividends declared and paid during the year ended September 30, 2020 from net investment income as qualifying for the dividends received deduction.  The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 0%.

(This Page Intentionally Left Blank.)

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
THOMAS F. GILBERTSON
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
RAFFERTY CAPITAL MARKETS, LLC
1010 Franklin Avenue
Garden City, New York 11530

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer

Date    May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer